SATUIT CAPITAL MANAGEMENT TRUST
                                  (the "Trust")

                          Satuit Capital Micro Cap Fund


                       Supplement dated December 10, 2001
                                     to the
          Prospectus dated December 12, 2000, as revised June 1, 2001


1. Effective December 10, 2001, the purchase of shares of the Satuit Capital Micro Cap Fund (the "Fund") by new shareholders will be subject to a sales load. Existing shareholders of the Fund as of December 10, 2001, may continue to purchase shares without paying a sales load. The schedule of sales loads is as follows:

                      Sales Charge and Broker-Dealer Commission and Service Fee


                                                                  Broker-Dealer
                                           Sales Charge           Percentage
                                           ------------           --------------
Less than $50,000                              5.75%                  5.00%
$50,000 but less than $100,000                 4.50%                  3.75%
$100,000 but less than $250,000                3.50%                  2.75%
$250,000 but less than $500,000                2.50%                  2.00%
$500,000 but less than $1,000,000              2.00%                  1.75%
$1,000,000 or more                             1.00%                  1.00%

2. The following disclosure replaces in its entirety the section entitled "Fee Table" currently found on pages 2 and 3 of the Prospectus:

FEE TABLE

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
   Imposed on Purchases (1)                         5.75%
Maximum Deferred Sales Charge
   (Load) Imposed on
   Certain Redemptions (2)                          2.00%
Sales Charge (Load) Imposed on
   Reinvested Dividends                             None
Redemption Fees                                     None
Exchange Fees                                       None

Annual Operating Expenses (Expenses that are deducted from Fund assets)

Management Fee                                      1.50%
Distribution and
   Service (12b-1) Fees                             None
Other Operating Expenses (3)(4)                     1.30%
                                                    -----
Total Annual Fund Operating Expenses(4)             2.80%
------------------


(1) As a percentage of offering price. Reduced rates apply to purchases of Fund shares over $50,000, and the sales charge is waived for certain classes of investors. An investor who has paid a front-end sales charge will not be subject to a contingent deferred sales charge.

(2) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within 360 days of purchase.

(3) Other Expenses includes, among other expenses, administrative, custody, transfer agency fees and shareholder servicing fees.

(4) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year assuming $10 million in average annual net assets.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year (1)      3 Years(1)
                               -----------     ----------

                                 $842            $1,393

(1) The above example assumes payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

3. The following disclosure replaces in its entirety the section entitled "Distributor" found on page 6:

First Dominion Capital Corp. ("FDCC" or the "Distributor"), an affiliate of the Administrator, has entered into a distribution agreement with the Trust to serve as the principal underwriter for the Fund and the distributor for the Fund's shares. If you do not purchase your shares through a broker or dealer authorized to sell shares of the Fund, FDCC is entitled to the front-end sales charge on the sales of Class A Shares as described in this prospectus. FDCC is also entitled to the payment of contingent deferred sales charges upon the redemption of Class A Shares as described in this prospectus. During the fiscal year ended October 31, 2001, no sales charges were paid in connection with the sale of Fund shares

4. The last paragraph under the section entitled "HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES" on page 7 of the Prospectus is replaced in its entirety by the following:

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price is normally the share's net asset value per share or NAV plus an initial sales charge. We determine the NAV as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day that the NYSE is open. We will price your order at the next NAV calculated, plus the initial sales charge, after the Fund receives your order. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED" on page 11.

5. The following disclosure is being added to the Prospectus under the section entitled "HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES" on page 7:

Right of Accumulation

After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement  of  Intention

A reduced sales charge on shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Waiver of Front-End Sales Charges

No sales charge shall apply to:

(1)   reinvestment of income dividends and capital gain distributions;

(2) purchases of Fund shares if you were a Fund shareholder prior to December 10, 2001;

(3) purchases of Fund shares made by current or former directors, officers, or employees, or agents of the Trust, the Adviser, First Dominion Capital Corp. and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Distributor for its own investment account and for investment purposes only;

(5) "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees, such as the 2.00% contingent deferred sales charge on purchases held for less than 360 days and for which no sales charge was paid at the time of purchase, may be charged by the service provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 567-4030 . All account information is subject to acceptance and verification by the Distributor.

6. The first paragraph under the section entitled "HOW TO SELL (REDEEM) SHARES OF THE FUND" on page 9 of the Prospectus is replaced in its entirety by the following:

You have the right to sell ("redeem") all of any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less the 2.00% contingent deferred sales charge on purchases held for less than 360 days and for which no sales charge was paid at the time of purchase. See "Redemption Procedures" below.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                         SATUIT CAPITAL MANAGEMENT TRUST
                                  (the "Trust")

                          Satuit Capital Micro Cap Fund



                       Supplement dated December 10, 2001
                                     to the
                      Statement of Additional Information
                dated December 12, 2000, as revised June 1, 2001


1. Effective December 10, 2001, the purchase of shares of the Satuit Capital Micro Cap Fund (the "Fund") by new shareholders will be subject to a sales load, Existing shareholders of the Fund as of December 10, 2001 may continue to purchase shares without paying a sales load. The schedule of sales loads is as follows:

                     Sales Charge and Broker-Dealer Commission and Service Fee

                                                                   Broker-Dealer
                                           Sales Charge            Percentage
                                           ------------            -------------
 Less than $50,000                             5.75%                  5.00%
$50,000 but less than $100,000                 4.50%                  3.75%
$100,000 but less than $250,000                3.50%                  2.75%
$250,000 but less than $500,000                2.50%                  2.00%
$500,000 but less than $1,000,000              2.00%                  1.75%
$1,000,000 or more                             1.00%                  1.00%


2. The following disclosure replaces, in its entirety, the paragraph entitled "DISTRIBUTOR" currently presented on page 16 of the Statement of Additional
Information:

Distributor

First Dominion Capital Corp., located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. During the fiscal year ended October 31, 2001, no sales charges were paid in connection with the sale of Fund shares.

3. The following disclosure replaces in its entirety the section entitled "PURCHASE OF SHARES" currently found on page 21 of the Statement of Additional
Information:

Shares of the Fund are bought or exchanged at the public offering price per share next determined after receipt of an order by the Fund's Transfer Agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The public offering price is normally the share's net asset value per share or NAV plus an initial sales charge. The minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $250 (except for individual retirement accounts for which the minimum subsequent investment is $100).

You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. FDCC and other dealers that have entered into selling agreements with FDCC, are entitled to the front-end sales charge on the sales of shares of the Fund as described in the prospectus and this SAI. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Distribution

The Distributor may, from time to time, offer incentive compensation to dealers that sell shares of the Fund that are subject to sales charges allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares. In connection with the promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the prospectus. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price

A hypothetical illustration of the computation of the offering price per share of the Fund, using the value of the Fund's net assets and the number of outstanding shares of the Fund at the close of business on October 31, 2001 and the maximum front-end sales charge of 5.75%, is as follows:

      Net Assets                             $   455,733
      Outstanding Shares                          36,707
      Net Asset Value Per Share              $     12.42
      Sales Charge (5.75% of
        the offering price)                  $      0.76
      Offering Price to Public               $     13.18

Statement of Intention

The reduced sales charges and public offering price applicable to shares of the Fund set forth in the prospectus apply to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

4. The following disclosure is being added under the section entitled "REDEMPTION OF SHARES" currently found on page 21 of the Statement of Additional
Information:

If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within 360 days of purchase.


                       PLEASE RETAIN FOR FUTURE REFERENCE